SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
(the "Fund")

Supplement Dated September 15, 2020
to the Prospectus dated September 30, 2019, as restated March 18, 2020 and as amended on March 30, 2020, April 3, 2020, April 23, 2020, May 22, 2020, June 5, 2020, June 15, 2020, June 30, 2020, July 27, 2020 and July 29, 2020 and Statement of Additional Information (the "SAI"), dated September 30, 2019, as amended on December 13, 2019, December 20, 2019, March 30, 2020, April 3, 2020, April 24, 2020, May 22, 2020, June 5, 2020, June 15, 2020, June 30, 2020, July 27, 2020 and July 29, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, Falcon Point Capital, LLC no longer serves as a sub-adviser to the Fund. As such, all references to Falcon Point Capital, LLC are hereby deleted from the Prospectus and SAI.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1310 (09/20)